UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Master Fund, Ltd. c/o WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)236-6100

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     01/29/2008

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          34
Form 13F Information Table Value Total:     $239860.54
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- -------- 	------ ------ ----
ABBOTT LABORATORIES         			COM         	002824100  7423.03 	132200.00 	SH       Sole  						132200
ALTRIA GROUP INC         					COM         	02209S103  7452.19 	98600.00 		SH       Sole  						98600
AMERICAN INTERNATIONAL GROUP      COM         	026874107  7707.26  132200.00 	SH       Sole  						132200
APPLE INC        									COM        	 	037833100  8220.32  41500.00 		SH       Sole  						41500
AT&T INC         									COM        	 	00206R102  8320.31  200200.00 	SH       Sole  						200200
BANK OF AMERICA CORP         			COM         	060505104  7034.83  170500.00 	SH       Sole  						170500
BRE PROPERTIES INC         				COM         	05564E106  1459.08  36000.00 		SH       Sole  						36000
CAMDEN PROPERTY TRUST        			COM         	133131102  2127.03  44175.00 		SH       Sole  						44175
CHEVRON CORP         							COM         	166764100  8035.71  86100.00 		SH       Sole  						86100
CISCO SYSTEMS INC        					COM         	17275R102  7560.65  279300.00 	SH       Sole  						279300
CITIGROUP INC         						COM         	172967101  6735.87  228800.00 	SH       Sole  						228800
CME GROUP INC RESTRICTED          COM         	12572Q105  5488     8000.00 		SH       Sole  						8000
COCA-COLA CO/THE         					COM         	191216100  7474.87  121800.00 	SH       Sole  						121800
CONOCOPHILLIPS         						COM         	20825C104  8335.52  94400.00 		SH       Sole  						94400
EQUITY RESIDENTIAL        				COM         	29476L107  1682.18  46125.00 		SH       Sole  						46125
EXXON MOBIL CORP         					COM         	30231G102  8005.81  85450.00 		SH       Sole  						85450
GENERAL ELECTRIC CO        				COM         	369604103  7780.99  209900.00		SH       Sole  						209900
GOLDMAN SACHS GROUP INC         	COM         	38141G104  7591.27  35300.00 		SH       Sole  						35300
GOOGLE INC-CL A         					COM         	38259P508  7592.45  10980.00 		SH       Sole  						10980
HEWLETT-PACKARD CO         				COM         	428236103  7536.66  149300.00 	SH       Sole  						149300
INTEL CORP        								COM         	458140100  7459.47  279800.00 	SH       Sole  						279800
INTL BUSINESS MACHINES CORP       COM         	459200101  7664.29  70900.00 		SH       Sole 	 					70900
JOHNSON & JOHNSON         				COM         	478160104  7503.75  112500.00 	SH       Sole  						112500
JPMORGAN CHASE & CO         			COM         	46625H100  7485.98  171500.00 	SH       Sole  						171500
MERCK & CO. INC.         					COM         	589331107  7496.19  129000.00 	SH       Sole  						129000
MICROSOFT CORP         						COM         	594918104  7928.12  222700.00 	SH       Sole  						222700
ORACLE CORP         							COM         	68389X105  8137.83  360400.00 	SH       Sole  						360400
PEPSICO INC         							COM         	713448108  7650.72  100800.00 	SH       Sole 	 					100800
PFIZER INC        								COM         	717081103  7246.32  318800.00 	SH       Sole  						318800
PROCTER & GAMBLE CO         			COM         	742718109  7635.68  104000.00 	SH       Sole  						104000
SCHLUMBERGER LTD         					COM         	806857108  7918.79  80500.00 		SH       Sole  						80500
VERIZON COMMUNICATIONS INC        COM         	92343V104  7545.26  172700.00 	SH       Sole  						172700
WAL-MART STORES INC         			COM         	931142103  7447.95  156700.00 	SH       Sole  						156700
WELLS FARGO & COMPANY         		COM         	949746101  7176.16  237700.00 	SH       Sole  						237700

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